Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions

3. Acquisitions

During fiscal 2011, the Company and its subsidiaries acquired entities for a total cost of ¥64,875 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2012, the amount of goodwill was adjusted from ¥29,247 million to ¥28,674 million, which is not deductible for income tax calculation purposes and the amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥0 to ¥998 million. The acquisitions were mainly included in the Overseas Business segment.

During fiscal 2012, the Company and its subsidiaries acquired entities for a total cost of ¥11,964 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2013, the amount of goodwill was adjusted from ¥4,024 million to ¥3,478 million, which is not deductible for income tax calculation purposes and the amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥0 to ¥2,476 million. The acquisitions were mainly included in the Corporate Financial Services segment and the Overseas Business segment.

During fiscal 2013, the Company and its subsidiaries acquired entities for a total cost of ¥70,537 million, which was paid in cash. Goodwill initially recognized in these transactions amounted to ¥34,429 million and ¥6,964 million of the goodwill is deductible for income tax calculation purposes. The amount of acquired intangible assets other than goodwill recognized was ¥14,491 million. The Company reflected certain preliminary estimates with respect to the value of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets other than goodwill could possibly be adjusted because the acquisition was made near the fiscal year-end and the purchase price allocation has not completed yet. The acquisitions were mainly included in the Retail segment and the Investment and Operation segment.

The segment in which goodwill is allocated is disclosed in Note 13 (“Goodwill and Other Intangible Assets”).